CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Number of ordinary shares [Member]		Accumulated other comprehensive income [Member]	Other reserves [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2017		[1]	$ 41	$ 7,361	$ 2,853	$ (41,813)	$ (31,558)
BALANCE, shares at Dec. 31, 2017	4,490,720
CHANGES DURING THE YEAR ENDED DECEMBER 31
Net loss for the year						(10,304)	(10,304)
Issuance of shares and warrants, net		[1]		427	8,011		8,438
Issuance of shares and warrants, net, shares	1,410,000
Conversion of Preferred shares into Ordinary shares		[1]			32,621		32,621
Conversion of Preferred shares into Ordinary shares, shares	4,905,420
Conversion of convertible loan into Ordinary shares		[1]			4,138		4,138
Conversion of convertible loan into Ordinary shares, shares	622,180
Classification of Warrants to purchase preferred shares and shares into Warrants to purchase ordinary shares				5,548			5,548
Reclassification due to share-based compensation expired				(1,195)	1,195
Exercise of options to ordinary shares		[1]		(304)	304
Exercise of options to ordinary shares, shares	31,460
Vested restricted share units
Share-based compensation				1,233			1,233
Reclassification of capital contribution from controlling shareholder				(51)	51
BALANCE at Dec. 31, 2018		[1]	41	13,019	49,173	(52,117)	10,116
BALANCE, shares at Dec. 31, 2018	11,459,780
CHANGES DURING THE YEAR ENDED DECEMBER 31
Net loss for the year						(10,795)	(10,795)
Conversion of Preferred shares into Ordinary shares
Conversion of convertible loan into Ordinary shares
Exercise of options to ordinary shares		[1]		(586)	724		138
Exercise of options to ordinary shares, shares	662,251
Issuance of shares due to exercise of right to purchase ordinary shares		[1]		(99)	199		100
Issuance of shares due to exercise of right to purchase ordinary shares, shares	32,500
Issuance of shares and warrant due to a private placement, net of issuance costs		[1]		205	10,672		10,877
Issuance of shares and warrant due to a private placement, net of issuance costs, shares	5,710,153
Vested restricted share units
Reclassification due to share-based compensation and warrants expired				(2,624)	2,624
Share-based compensation				1,483			1,483
BALANCE at Dec. 31, 2019		[1]	41	11,398	63,392	(62,912)	$ 11,919
BALANCE, shares at Dec. 31, 2019	17,864,684						17,864,684
CHANGES DURING THE YEAR ENDED DECEMBER 31
Net loss for the year						(9,983)	$ (9,983)
Conversion of Preferred shares into Ordinary shares
Conversion of convertible loan into Ordinary shares
Exercise of options to ordinary shares		[1]		(35)	103		68
Exercise of options to ordinary shares, shares	31,954
Issuance of shares and warrant due to a private placement, net of issuance costs		[1]			573		573
Issuance of shares and warrant due to a private placement, net of issuance costs, shares	337,553
Issuance of shares due to the ATM program, net of issuance costs		[1]			3,187		3,187
Issuance of shares due to the ATM program, net of issuance costs, shares	2,802,731
Expiration of options and warrants				(3,300)	3,300
Vested restricted share units		[1]		(40)	40
Vested restricted share units, shares	21,000
Share-based compensation				901			901
BALANCE at Dec. 31, 2020		[1]	$ 41	$ 8,924	$ 70,595	$ (72,895)	$ 6,665
BALANCE, shares at Dec. 31, 2020	21,057,922						21,057,922

[1]	Represents an amount of less than one thousand.